Statements of Cash Flows (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Cash Flows From Operating Activities
Net (loss) for the period	$ (57,579)	$ (69,076)
Adjustments to reconcile net (loss) to net cash
Changes in operating assets and liabilities
decrease in accounts receivable	(4,580)	(950)
decrease in accounts payable and accrued liabilities	(6,719)	5,454
decrease in tax receivable	960	869
Net cash used in operating activities	(67,918)	(63,703)
Cash Flows From Investing Activities
Issuance of Note Receivable		(147,330)
Net cash used in investing activities		(147,330)
Cash Flows From Financing Activities
Increase in payable to related party	57,086	30,114
Net cash provided by financing activities	57,086	30,114
Net increase (decrease) in cash and cash equivalents	(10,832)	(180,919)
Cash and cash equivalents, beginning of the period	17,168	198,087
Cash and cash equivalents, end of the period	6,336	17,168
Foreign currency translation	$ 6,759